UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 3	$ 1,875	$ (51,793,069)	$ (51,791,191)
Balance at the beginning (in shares) at Dec. 31, 2021	30,000	18,750,000
Accretion adjustment			(4,157,522)	(4,157,522)
Net income (loss)			24,194,750	24,194,750
Balance at the ending at Dec. 31, 2022	$ 3	$ 1,875	(31,755,841)	(31,753,963)
Balance at the ending (in shares) at Dec. 31, 2022	30,000	18,750,000
Accretion adjustment			(500,903)	(500,903)
Net income (loss)			(784,053)	(784,053)
Balance at the ending at Mar. 31, 2023	$ 3	$ 1,875	(33,040,797)	(33,038,919)
Balance at the ending (in shares) at Mar. 31, 2023	30,000	18,750,000
Balance at the beginning at Dec. 31, 2022	$ 3	$ 1,875	(31,755,841)	(31,753,963)
Balance at the beginning (in shares) at Dec. 31, 2022	30,000	18,750,000
Accretion adjustment			(1,641,971)	(1,641,971)
Excise tax imposed on common stock redemption			(639,193)	(639,193)
Net income (loss)			(5,994,501)	(5,994,501)
Balance at the ending at Dec. 31, 2023	$ 3	$ 1,875	(40,031,506)	(40,029,628)
Balance at the ending (in shares) at Dec. 31, 2023	30,000	18,750,000
Accretion adjustment			(250,812)	(250,812)
Net income (loss)			2,373,957	2,373,957
Balance at the ending at Mar. 31, 2024	$ 3	$ 1,875	$ (37,908,361)	$ (37,906,483)
Balance at the ending (in shares) at Mar. 31, 2024	30,000	18,750,000